Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Target Date Funds
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class A
Trading Symbol	PCJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.28%
[1],[2]
Expenses Paid, Amount	$ 31	[1]
Expense Ratio, Percent	0.28%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2065 Fund returned 22.28%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class A	22.28	9.82
Class A (with sales charge)	15.25	8.02
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 952,206
Holdings Count | $ / shares	8	[4]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
[4]
Holdings [Text Block]		[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class C
Trading Symbol	PCJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$114	1.03%
[6],[7]
Expenses Paid, Amount	$ 114	[6]
Expense Ratio, Percent	1.03%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2065 Fund returned 21.39%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class C	21.39	9.02
Class C (with sales charge)	20.39	9.02
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 952,206
Holdings Count | $ / shares	8	[9]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
[9]
Holdings [Text Block]		[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R
Trading Symbol	PCJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.68%
[11],[12]
Expenses Paid, Amount	$ 75	[11]
Expense Ratio, Percent	0.68%	[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2065 Fund returned 21.78%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R	21.78	9.38
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
[13]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 952,206
Holdings Count | $ / shares	8	[14]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
[14]
Holdings [Text Block]		[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R3
Trading Symbol	PCJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$48	0.43%
[16],[17]
Expenses Paid, Amount	$ 48	[16]
Expense Ratio, Percent	0.43%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2065 Fund returned 22.10%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R3	22.10	9.67
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
[18]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 952,206
Holdings Count | $ / shares	8	[19]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
[19]
Holdings [Text Block]		[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R4
Trading Symbol	PCJWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$20	0.18%
[21],[22]
Expenses Paid, Amount	$ 20	[21]
Expense Ratio, Percent	0.18%	[21]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2065 Fund returned 22.46%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R4	22.46	9.94
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
[23]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 952,206
Holdings Count | $ / shares	8	[24]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
[24]
Holdings [Text Block]		[25]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R5
Trading Symbol	PCJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$3	0.03%
[26],[27]
Expenses Paid, Amount	$ 3	[26]
Expense Ratio, Percent	0.03%	[26]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2065 Fund returned 22.59%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R5	22.59	10.10
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
[28]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 952,206
Holdings Count | $ / shares	8	[29]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
[29]
Holdings [Text Block]		[30]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R6
Trading Symbol	PCJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$8	-0.07%
[31],[32]
Expenses Paid, Amount	$ (8)	[31]
Expense Ratio, Percent	(0.07%)	[31]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2065 Fund returned 22.81%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class R6	22.81	10.22
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
[33]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 952,206
Holdings Count | $ / shares	8	[34]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
[34]
Holdings [Text Block]		[35]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class Y
Trading Symbol	PCJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$3	0.03%
[36],[37]
Expenses Paid, Amount	$ 3	[36]
Expense Ratio, Percent	0.03%	[36]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2065 Fund returned 22.58%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 15.83% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying Fund, Putnam Sustainable Future ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (1/4/2021)
Class Y	22.58	10.10
Russell 3000 Index	21.07	11.54
Bloomberg U.S. Aggregate Index	5.10	-2.35
S&P Target Date To 2065+ Index[1]	15.83	8.31
S&P 500 Index	22.15	13.08
[38]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 952,206
Holdings Count | $ / shares	8	[39]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$952,206
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	45%
[39]
Holdings [Text Block]		[40]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class A
Trading Symbol	PRTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$32	0.29%
[41],[42]
Expenses Paid, Amount	$ 32	[41]
Expense Ratio, Percent	0.29%	[41]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2060 Fund returned 21.73%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class A	21.73	10.90	9.40
Class A (with sales charge)	14.73	9.60	8.66
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[43]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[44]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[44]
Holdings [Text Block]		[45]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class B
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$115	1.04%
[46],[47]
Expenses Paid, Amount	$ 115	[46]
Expense Ratio, Percent	1.04%	[46]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2060 Fund returned 20.84%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class B	20.84	10.08	8.66
Class B (with sales charge)	15.84	9.81	8.66
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[48]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[49]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[49]
Holdings [Text Block]		[50]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at  https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$115	1.04%
[51],[52]
Expenses Paid, Amount	$ 115	[51]
Expense Ratio, Percent	1.04%	[51]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2060 Fund returned 20.93%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class C	20.93	10.10	8.65
Class C (with sales charge)	19.93	10.10	8.65
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[53]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[54]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[54]
Holdings [Text Block]		[55]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R
Trading Symbol	PRTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$76	0.69%
[56],[57]
Expenses Paid, Amount	$ 76	[56]
Expense Ratio, Percent	0.69%	[56]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2060 Fund returned 21.33%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R	21.33	10.51	9.07
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[58]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[59]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[59]
Holdings [Text Block]		[60]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R3
Trading Symbol	PAEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.44%
[61],[62]
Expenses Paid, Amount	$ 49	[61]
Expense Ratio, Percent	0.44%	[61]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2060 Fund returned 21.59%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R3	21.59	10.78	9.30
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[63]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[64]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[64]
Holdings [Text Block]		[65]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R4
Trading Symbol	PAEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$21	0.19%
[66],[67]
Expenses Paid, Amount	$ 21	[66]
Expense Ratio, Percent	0.19%	[66]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2060 Fund returned 21.92%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R4	21.92	11.07	9.57
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[68]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[69]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[69]
Holdings [Text Block]		[70]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R5
Trading Symbol	PAEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
[71],[72]
Expenses Paid, Amount	$ 4	[71]
Expense Ratio, Percent	0.04%	[71]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2060 Fund returned 22.08%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R5	22.08	11.22	9.72
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[73]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[74]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[74]
Holdings [Text Block]		[75]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R6
Trading Symbol	PEFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$7	-0.06%
[76],[77]
Expenses Paid, Amount	$ (7)	[76]
Expense Ratio, Percent	(0.06%)	[76]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2060 Fund returned 22.17%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class R6	22.17	11.30	9.77
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[78]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[79]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[79]
Holdings [Text Block]		[80]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class Y
Trading Symbol	PRTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
[81],[82]
Expenses Paid, Amount	$ 4	[81]
Expense Ratio, Percent	0.04%	[81]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2060 Fund returned 22.19%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 15.45% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	Since Inception (11/30/2015)
Class Y	22.19	11.21	9.69
Russell 3000 Index	21.07	14.23	13.38
Bloomberg U.S. Aggregate Index	5.10	0.19	1.50
S&P Target Date To 2060 Index[1]	15.45	10.24	9.71
S&P 500 Index	22.15	15.00	13.96
[83]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,244,317
Holdings Count | $ / shares	8	[84]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$40,244,317
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[84]
Holdings [Text Block]		[85]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class A
Trading Symbol	PRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$32	0.29%
[86],[87]
Expenses Paid, Amount	$ 32	[86]
Expense Ratio, Percent	0.29%	[86]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2055 Fund returned 21.09%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	21.09	10.42	8.56
Class A (with sales charge)	14.12	9.12	7.92
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[88]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[89]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[89]
Holdings [Text Block]		[90]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class B
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$114	1.04%
[91],[92]
Expenses Paid, Amount	$ 114	[91]
Expense Ratio, Percent	1.04%	[91]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2055 Fund returned 20.15%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	20.15	9.59	7.93
Class B (with sales charge)	15.15	9.31	7.93
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[93]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[94]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[94]
Holdings [Text Block]		[95]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$114	1.04%
[96],[97]
Expenses Paid, Amount	$ 114	[96]
Expense Ratio, Percent	1.04%	[96]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2055 Fund returned 20.12%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	20.12	9.58	7.92
Class C (with sales charge)	19.12	9.58	7.92
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[98]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[99]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[99]
Holdings [Text Block]		[100]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R
Trading Symbol	PRRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$76	0.69%
[101],[102]
Expenses Paid, Amount	$ 76	[101]
Expense Ratio, Percent	0.69%	[101]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2055 Fund returned 20.54%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	20.54	10.03	8.24
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[103]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[104]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[104]
Holdings [Text Block]		[105]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R3
Trading Symbol	PAEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.44%
[106],[107]
Expenses Paid, Amount	$ 49	[106]
Expense Ratio, Percent	0.44%	[106]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2055 Fund returned 20.81%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	20.81	10.29	8.48
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[108]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[109]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[109]
Holdings [Text Block]		[110]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R4
Trading Symbol	PAEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$21	0.19%
[111],[112]
Expenses Paid, Amount	$ 21	[111]
Expense Ratio, Percent	0.19%	[111]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2055 Fund returned 21.15%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	21.15	10.56	8.75
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[113]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[114]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[114]
Holdings [Text Block]		[115]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R5
Trading Symbol	PAESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
[116],[117]
Expenses Paid, Amount	$ 4	[116]
Expense Ratio, Percent	0.04%	[116]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2055 Fund returned 21.36%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	21.36	10.72	8.90
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[118]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[119]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[119]
Holdings [Text Block]		[120]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R6
Trading Symbol	PREVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$7	-0.06%
[121],[122]
Expenses Paid, Amount	$ (7)	[121]
Expense Ratio, Percent	(0.06%)	[121]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2055 Fund returned 21.45%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	21.45	10.80	8.94
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[123]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[124]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[124]
Holdings [Text Block]		[125]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class Y
Trading Symbol	PRTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
[126],[127]
Expenses Paid, Amount	$ 4	[126]
Expense Ratio, Percent	0.04%	[126]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2055 Fund returned 21.31%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 15.41% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	21.31	10.69	8.84
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2055 Index[1]	15.41	10.01	8.44
S&P 500 Index	22.15	15.00	13.15
[128]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 100,153,986
Holdings Count | $ / shares	8	[129]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$100,153,986
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	13%
[129]
Holdings [Text Block]		[130]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class A
Trading Symbol	PRRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$34	0.31%
[131],[132]
Expenses Paid, Amount	$ 34	[131]
Expense Ratio, Percent	0.31%	[131]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2050 Fund returned 20.28%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	20.28	9.89	8.26
Class A (with sales charge)	13.36	8.60	7.62
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[133]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[134]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[134]
Holdings [Text Block]		[135]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class B
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$116	1.06%
[136],[137]
Expenses Paid, Amount	$ 116	[136]
Expense Ratio, Percent	1.06%	[136]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2050 Fund returned 19.38%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	19.38	9.07	7.62
Class B (with sales charge)	14.38	8.79	7.62
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[138]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[139]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[139]
Holdings [Text Block]		[140]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$116	1.06%
[141],[142]
Expenses Paid, Amount	$ 116	[141]
Expense Ratio, Percent	1.06%	[141]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2050 Fund returned 19.42%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	19.42	9.07	7.62
Class C (with sales charge)	18.42	9.07	7.62
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[143]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[144]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[144]
Holdings [Text Block]		[145]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R
Trading Symbol	PRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$78	0.71%
[146],[147]
Expenses Paid, Amount	$ 78	[146]
Expense Ratio, Percent	0.71%	[146]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2050 Fund returned 19.79%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	19.79	9.50	7.95
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[148]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[149]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[149]
Holdings [Text Block]		[150]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R3
Trading Symbol	PADWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$51	0.46%
[151],[152]
Expenses Paid, Amount	$ 51	[151]
Expense Ratio, Percent	0.46%	[151]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2050 Fund returned 20.14%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	20.14	9.75	8.17
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[153]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[154]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[154]
Holdings [Text Block]		[155]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R4
Trading Symbol	PAEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$23	0.21%
[156],[157]
Expenses Paid, Amount	$ 23	[156]
Expense Ratio, Percent	0.21%	[156]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2050 Fund returned 20.36%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	20.36	10.02	8.44
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[158]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[159]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[159]
Holdings [Text Block]		[160]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R5
Trading Symbol	PAEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$7	0.06%
[161],[162]
Expenses Paid, Amount	$ 7	[161]
Expense Ratio, Percent	0.06%	[161]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2050 Fund returned 20.59%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	20.59	10.19	8.58
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[163]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[164]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[164]
Holdings [Text Block]		[165]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R6
Trading Symbol	PREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$4	-0.04%
[166],[167]
Expenses Paid, Amount	$ (4)	[166]
Expense Ratio, Percent	(0.04%)	[166]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2050 Fund returned 20.68%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	20.68	10.26	8.61
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[168]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[169]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[169]
Holdings [Text Block]		[170]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class Y
Trading Symbol	PRRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$7	0.06%
[171],[172]
Expenses Paid, Amount	$ 7	[171]
Expense Ratio, Percent	0.06%	[171]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2050 Fund returned 20.62%. The Fund compares its performance to the S&P Target Date to 2050 Index, which returned 15.46% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date to 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date to 2050 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	Allocation effects within the underlying fund, Putnam ESG Ultra Short ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	20.62	10.16	8.53
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2050 Index[1]	15.46	10.00	8.39
S&P 500 Index	22.15	15.00	13.15
[173]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 167,933,237
Holdings Count | $ / shares	8	[174]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$167,933,237
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[174]
Holdings [Text Block]		[175]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class A
Trading Symbol	PRVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$35	0.32%
[176],[177]
Expenses Paid, Amount	$ 35	[176]
Expense Ratio, Percent	0.32%	[176]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2045 Fund returned 19.49%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	19.49	9.16	7.83
Class A (with sales charge)	12.62	7.87	7.19
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[178]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[179]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[179]
Holdings [Text Block]		[180]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class B
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$117	1.07%
[181],[182]
Expenses Paid, Amount	$ 117	[181]
Expense Ratio, Percent	1.07%	[181]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2045 Fund returned 18.57%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	18.57	8.34	7.19
Class B (with sales charge)	13.57	8.05	7.19
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[183]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[184]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[184]
Holdings [Text Block]		[185]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$117	1.07%
[186],[187]
Expenses Paid, Amount	$ 117	[186]
Expense Ratio, Percent	1.07%	[186]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2045 Fund returned 18.55%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	18.55	8.34	7.19
Class C (with sales charge)	17.55	8.34	7.19
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[188]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[189]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[189]
Holdings [Text Block]		[190]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.72%
[191],[192]
Expenses Paid, Amount	$ 79	[191]
Expense Ratio, Percent	0.72%	[191]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2045 Fund returned 19.04%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	19.04	8.78	7.50
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[193]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[194]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[194]
Holdings [Text Block]		[195]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R3
Trading Symbol	PACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$52	0.47%
[196],[197]
Expenses Paid, Amount	$ 52	[196]
Expense Ratio, Percent	0.47%	[196]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2045 Fund returned 19.33%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	19.33	9.05	7.74
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[198]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[199]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[199]
Holdings [Text Block]		[200]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R4
Trading Symbol	PACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$24	0.22%
[201],[202]
Expenses Paid, Amount	$ 24	[201]
Expense Ratio, Percent	0.22%	[201]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2045 Fund returned 19.58%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	19.58	9.32	8.01
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[203]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[204]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[204]
Holdings [Text Block]		[205]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R5
Trading Symbol	PACHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$8	0.07%
[206],[207]
Expenses Paid, Amount	$ 8	[206]
Expense Ratio, Percent	0.07%	[206]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2045 Fund returned 19.76%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	19.76	9.46	8.15
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[208]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[209]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[209]
Holdings [Text Block]		[210]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R6
Trading Symbol	PREKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$3	-0.03%
[211],[212]
Expenses Paid, Amount	$ (3)	[211]
Expense Ratio, Percent	(0.03%)	[211]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2045 Fund returned 19.94%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	19.94	9.54	8.19
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[213]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[214]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[214]
Holdings [Text Block]		[215]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class Y
Trading Symbol	PRVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$8	0.07%
[216],[217]
Expenses Paid, Amount	$ 8	[216]
Expense Ratio, Percent	0.07%	[216]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2045 Fund returned 19.77%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 14.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	19.77	9.45	8.11
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2045 Index[1]	14.73	9.55	8.10
S&P 500 Index	22.15	15.00	13.15
[218]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,486,507
Holdings Count | $ / shares	8	[219]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$218,486,507
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
[219]
Holdings [Text Block]		[220]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class A
Trading Symbol	PRRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$37	0.34%
[221],[222]
Expenses Paid, Amount	$ 37	[221]
Expense Ratio, Percent	0.34%	[221]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2040 Fund returned 18.34%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	18.34	8.14	7.16
Class A (with sales charge)	11.53	6.86	6.53
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[223]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[224]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[224]
Holdings [Text Block]		[225]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class B
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$119	1.09%
[226],[227]
Expenses Paid, Amount	$ 119	[226]
Expense Ratio, Percent	1.09%	[226]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2040 Fund returned 17.47%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	17.47	7.33	6.52
Class B (with sales charge)	12.47	7.03	6.52
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[228]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[229]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[229]
Holdings [Text Block]		[230]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$118	1.09%
[231],[232]
Expenses Paid, Amount	$ 118	[231]
Expense Ratio, Percent	1.09%	[231]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2040 Fund returned 17.41%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	17.41	7.32	6.53
Class C (with sales charge)	16.41	7.32	6.53
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[233]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[234]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[234]
Holdings [Text Block]		[235]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$81	0.74%
[236],[237]
Expenses Paid, Amount	$ 81	[236]
Expense Ratio, Percent	0.74%	[236]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2040 Fund returned 17.87%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	17.87	7.75	6.84
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[238]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[239]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[239]
Holdings [Text Block]		[240]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R3
Trading Symbol	PAAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$53	0.49%
[241],[242]
Expenses Paid, Amount	$ 53	[241]
Expense Ratio, Percent	0.49%	[241]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2040 Fund returned 18.16%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	18.16	7.99	7.05
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[243]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[244]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[244]
Holdings [Text Block]		[245]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R4
Trading Symbol	PAAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$26	0.24%
[246],[247]
Expenses Paid, Amount	$ 26	[246]
Expense Ratio, Percent	0.24%	[246]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2040 Fund returned 18.49%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	18.49	8.26	7.31
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[248]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[249]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[249]
Holdings [Text Block]		[250]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R5
Trading Symbol	PABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$10	0.09%
[251],[252]
Expenses Paid, Amount	$ 10	[251]
Expense Ratio, Percent	0.09%	[251]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2040 Fund returned 18.66%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	18.66	8.43	7.46
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[253]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[254]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[254]
Holdings [Text Block]		[255]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R6
Trading Symbol	PREHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$1	-0.01%
[256],[257]
Expenses Paid, Amount	$ (1)	[256]
Expense Ratio, Percent	(0.01%)	[256]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2040 Fund returned 18.76%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	18.76	8.51	7.51
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[258]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[259]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[259]
Holdings [Text Block]		[260]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class Y
Trading Symbol	PRZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$10	0.09%
[261],[262]
Expenses Paid, Amount	$ 10	[261]
Expense Ratio, Percent	0.09%	[261]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2040 Fund returned 18.63%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 13.85% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	18.63	8.40	7.43
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2040 Index[1]	13.85	8.89	7.68
S&P 500 Index	22.15	15.00	13.15
[263]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 272,304,739
Holdings Count | $ / shares	8	[264]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$272,304,739
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
[264]
Holdings [Text Block]		[265]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class A
Trading Symbol	PRRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$39	0.36%
[266],[267]
Expenses Paid, Amount	$ 39	[266]
Expense Ratio, Percent	0.36%	[266]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2035 Fund returned 16.67%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	16.67	6.77	6.24
Class A (with sales charge)	9.96	5.51	5.61
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[268]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[269]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[269]
Holdings [Text Block]		[270]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class B
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$120	1.11%
[271],[272]
Expenses Paid, Amount	$ 120	[271]
Expense Ratio, Percent	1.11%	[271]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2035 Fund returned 15.79%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	15.79	5.98	5.60
Class B (with sales charge)	10.79	5.66	5.60
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[273]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[274]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[274]
Holdings [Text Block]		[275]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$120	1.11%
[276],[277]
Expenses Paid, Amount	$ 120	[276]
Expense Ratio, Percent	1.11%	[276]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2035 Fund returned 15.77%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	15.77	5.98	5.60
Class C (with sales charge)	14.77	5.98	5.60
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[278]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[279]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[279]
Holdings [Text Block]		[280]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.76%
[281],[282]
Expenses Paid, Amount	$ 82	[281]
Expense Ratio, Percent	0.76%	[281]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2035 Fund returned 16.23%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	16.23	6.39	5.92
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[283]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[284]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[284]
Holdings [Text Block]		[285]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R3
Trading Symbol	PADUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$55	0.51%
[286],[287]
Expenses Paid, Amount	$ 55	[286]
Expense Ratio, Percent	0.51%	[286]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2035 Fund returned 16.52%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	16.52	6.65	6.11
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[288]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[289]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[289]
Holdings [Text Block]		[290]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R4
Trading Symbol	PADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$28	0.26%
[291],[292]
Expenses Paid, Amount	$ 28	[291]
Expense Ratio, Percent	0.26%	[291]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2035 Fund returned 16.82%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	16.82	6.91	6.37
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[293]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[294]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[294]
Holdings [Text Block]		[295]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R5
Trading Symbol	PADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$12	0.11%
[296],[297]
Expenses Paid, Amount	$ 12	[296]
Expense Ratio, Percent	0.11%	[296]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2035 Fund returned 16.96%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	16.96	7.05	6.52
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[298]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[299]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[299]
Holdings [Text Block]		[300]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R6
Trading Symbol	PREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$1	0.01%
[301],[302]
Expenses Paid, Amount	$ 1	[301]
Expense Ratio, Percent	0.01%	[301]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2035 Fund returned 17.10%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	17.10	7.15	6.58
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[303]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[304]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[304]
Holdings [Text Block]		[305]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class Y
Trading Symbol	PRRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$12	0.11%
[306],[307]
Expenses Paid, Amount	$ 12	[306]
Expense Ratio, Percent	0.11%	[306]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2035 Fund returned 16.99%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 12.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam PanAgora ESG International Equity ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	16.99	7.06	6.51
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2035 Index[1]	12.73	8.10	7.11
S&P 500 Index	22.15	15.00	13.15
[308]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 284,146,121
Holdings Count | $ / shares	8	[309]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$284,146,121
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	27%
[309]
Holdings [Text Block]		[310]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class A
Trading Symbol	PRRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$44	0.41%
[311],[312]
Expenses Paid, Amount	$ 44	[311]
Expense Ratio, Percent	0.41%	[311]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2030 Fund returned 13.55%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	13.55	4.95	5.01
Class A (with sales charge)	7.02	3.71	4.39
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[313]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[314]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[314]
Holdings [Text Block]		[315]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class B
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$123	1.16%
[316],[317]
Expenses Paid, Amount	$ 123	[316]
Expense Ratio, Percent	1.16%	[316]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2030 Fund returned 12.71%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	12.71	4.17	4.38
Class B (with sales charge)	7.71	3.84	4.38
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[318]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[319]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[319]
Holdings [Text Block]		[320]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$123	1.16%
[321],[322]
Expenses Paid, Amount	$ 123	[321]
Expense Ratio, Percent	1.16%	[321]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2030 Fund returned 12.77%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	12.77	4.17	4.39
Class C (with sales charge)	11.77	4.17	4.39
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[323]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[324]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[324]
Holdings [Text Block]		[325]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$86	0.81%
[326],[327]
Expenses Paid, Amount	$ 86	[326]
Expense Ratio, Percent	0.81%	[326]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2030 Fund returned 13.17%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	13.17	4.58	4.70
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[328]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[329]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[329]
Holdings [Text Block]		[330]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R3
Trading Symbol	PADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$60	0.56%
[331],[332]
Expenses Paid, Amount	$ 60	[331]
Expense Ratio, Percent	0.56%	[331]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2030 Fund returned 13.42%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	13.42	4.80	4.87
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[333]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[334]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[334]
Holdings [Text Block]		[335]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R4
Trading Symbol	PADNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$33	0.31%
[336],[337]
Expenses Paid, Amount	$ 33	[336]
Expense Ratio, Percent	0.31%	[336]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2030 Fund returned 13.74%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	13.74	5.06	5.13
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[338]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[339]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[339]
Holdings [Text Block]		[340]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R5
Trading Symbol	PADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$17	0.16%
[341],[342]
Expenses Paid, Amount	$ 17	[341]
Expense Ratio, Percent	0.16%	[341]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2030 Fund returned 13.88%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	13.88	5.22	5.27
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[343]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[344]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[344]
Holdings [Text Block]		[345]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R6
Trading Symbol	PREZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$6	0.06%
[346],[347]
Expenses Paid, Amount	$ 6	[346]
Expense Ratio, Percent	0.06%	[346]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2030 Fund returned 13.97%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	13.97	5.31	5.35
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[348]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[349]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[349]
Holdings [Text Block]		[350]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class Y
Trading Symbol	PRRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$17	0.16%
[351],[352]
Expenses Paid, Amount	$ 17	[351]
Expense Ratio, Percent	0.16%	[351]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2030 Fund returned 13.91%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 11.36% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	13.91	5.22	5.28
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2030 Index[1]	11.36	7.01	6.41
S&P 500 Index	22.15	15.00	13.15
[353]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 294,483,145
Holdings Count | $ / shares	7	[354]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$294,483,145
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
[354]
Holdings [Text Block]		[355]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class A
Trading Symbol	PRROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$45	0.43%
[356],[357]
Expenses Paid, Amount	$ 45	[356]
Expense Ratio, Percent	0.43%	[356]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement 2025 Fund returned 11.41%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	11.41	3.39	3.83
Class A (with sales charge)	5.00	2.17	3.22
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[358]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[359]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[359]
Holdings [Text Block]		[360]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class B
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$124	1.18%
[361],[362]
Expenses Paid, Amount	$ 124	[361]
Expense Ratio, Percent	1.18%	[361]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement 2025 Fund returned 10.59%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	10.59	2.61	3.20
Class B (with sales charge)	5.59	2.27	3.20
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[363]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[364]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[364]
Holdings [Text Block]		[365]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$124	1.18%
[366],[367]
Expenses Paid, Amount	$ 124	[366]
Expense Ratio, Percent	1.18%	[366]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement 2025 Fund returned 10.58%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	10.58	2.61	3.21
Class C (with sales charge)	9.57	2.61	3.21
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[368]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[369]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[369]
Holdings [Text Block]		[370]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$88	0.83%
[371],[372]
Expenses Paid, Amount	$ 88	[371]
Expense Ratio, Percent	0.83%	[371]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement 2025 Fund returned 11.01%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	11.01	3.02	3.51
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[373]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[374]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[374]
Holdings [Text Block]		[375]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class R3
Trading Symbol	PADHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$61	0.58%
[376],[377]
Expenses Paid, Amount	$ 61	[376]
Expense Ratio, Percent	0.58%	[376]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement 2025 Fund returned 11.23%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	11.23	3.24	3.68
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[378]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[379]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[379]
Holdings [Text Block]		[380]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class R4
Trading Symbol	PADJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$35	0.33%
[381],[382]
Expenses Paid, Amount	$ 35	[381]
Expense Ratio, Percent	0.33%	[381]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement 2025 Fund returned 11.54%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	11.54	3.50	3.94
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[383]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[384]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[384]
Holdings [Text Block]		[385]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class R5
Trading Symbol	PADKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$19	0.18%
[386],[387]
Expenses Paid, Amount	$ 19	[386]
Expense Ratio, Percent	0.18%	[386]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement 2025 Fund returned 11.72%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	11.72	3.65	4.08
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[388]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[389]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[389]
Holdings [Text Block]		[390]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class R6
Trading Symbol	PRMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$8	0.08%
[391],[392]
Expenses Paid, Amount	$ 8	[391]
Expense Ratio, Percent	0.08%	[391]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement 2025 Fund returned 11.81%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.81	3.74	4.16
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[393]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[394]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[394]
Holdings [Text Block]		[395]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2025 Fund
Class Name	Class Y
Trading Symbol	PRRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2025 Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$19	0.18%
[396],[397]
Expenses Paid, Amount	$ 19	[396]
Expense Ratio, Percent	0.18%	[396]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement 2025 Fund returned 11.68%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 10.01% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	11.68	3.65	4.08
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
S&P Target Date To 2025 Index[1]	10.01	5.88	5.63
S&P 500 Index	22.15	15.00	13.15
[398]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 275,838,070
Holdings Count | $ / shares	7	[399]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$275,838,070
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
[399]
Holdings [Text Block]		[400]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class A
Trading Symbol	PRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$44	0.42%
[401],[402]
Expenses Paid, Amount	$ 44	[401]
Expense Ratio, Percent	0.42%	[401]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Sustainable Retirement Maturity Fund returned 10.97%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	10.97	2.58	2.68
Class A (with sales charge)	6.53	1.75	2.26
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[403]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[404]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[404]
Holdings [Text Block]		[405]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class B
Trading Symbol	PRMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B1	$123	1.17%
[406],[407]
Expenses Paid, Amount	$ 123	[406]
Expense Ratio, Percent	1.17%	[406]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Sustainable Retirement Maturity Fund returned 10.12%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	10.12	1.82	2.06
Class B (with sales charge)	5.12	1.47	2.06
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[408]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[409]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[409]
Holdings [Text Block]		[410]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class C
Trading Symbol	PRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$123	1.17%
[411],[412]
Expenses Paid, Amount	$ 123	[411]
Expense Ratio, Percent	1.17%	[411]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Sustainable Retirement Maturity Fund returned 10.10%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	10.10	1.82	2.06
Class C (with sales charge)	9.10	1.82	2.06
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[413]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[414]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[414]
Holdings [Text Block]		[415]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R
Trading Symbol	PRMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$86	0.82%
[416],[417]
Expenses Paid, Amount	$ 86	[416]
Expense Ratio, Percent	0.82%	[416]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Sustainable Retirement Maturity Fund returned 10.49%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	10.49	2.23	2.36
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[418]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[419]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[419]
Holdings [Text Block]		[420]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R3
Trading Symbol	PACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$60	0.57%
[421],[422]
Expenses Paid, Amount	$ 60	[421]
Expense Ratio, Percent	0.57%	[421]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R3 shares of Putnam Sustainable Retirement Maturity Fund returned 10.76%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R3	10.76	2.42	2.51
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[423]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[424]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[424]
Holdings [Text Block]		[425]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R4
Trading Symbol	PACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$34	0.32%
[426],[427]
Expenses Paid, Amount	$ 34	[426]
Expense Ratio, Percent	0.32%	[426]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R4 shares of Putnam Sustainable Retirement Maturity Fund returned 11.07%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R4	11.07	2.69	2.78
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[428]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[429]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[429]
Holdings [Text Block]		[430]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R5
Trading Symbol	PACQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$18	0.17%
[431],[432]
Expenses Paid, Amount	$ 18	[431]
Expense Ratio, Percent	0.17%	[431]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of Putnam Sustainable Retirement Maturity Fund returned 11.20%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	11.20	2.84	2.92
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[433]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[434]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[434]
Holdings [Text Block]		[435]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R6
Trading Symbol	PREWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$7	0.07%
[436],[437]
Expenses Paid, Amount	$ 7	[436]
Expense Ratio, Percent	0.07%	[436]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Sustainable Retirement Maturity Fund returned 11.32%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.32	2.94	3.01
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[438]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[439]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[439]
Holdings [Text Block]		[440]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class Y
Trading Symbol	PRMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$18	0.17%
[441],[442]
Expenses Paid, Amount	$ 18	[441]
Expense Ratio, Percent	0.17%	[441]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Sustainable Retirement Maturity Fund returned 11.19%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 8.73% for the same period. The Fund previously compared its performance to the S&P 500 Index and the Bloomberg U.S. Aggregate Index, which returned 22.15% and 5.10%, respectively, for the same period. Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection effects within these underlying funds:
↑	Putnam Sustainable Leaders ETF
↑	Putnam Sustainable Future ETF
↑	Putnam ESG Core Bond ETF

Top detractors from performance:
↓	Selection and allocation effects within the underlying fund, Putnam ESG High Yield ETF
↓	An allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	11.19	2.84	2.93
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
Russell 3000 Index	21.07	14.23	12.58
S&P Target Date To Retirement Income Index[1]	8.73	4.36	4.08
S&P 500 Index	22.15	15.00	13.15
[443]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 203,864,636
Holdings Count | $ / shares	7	[444]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$203,864,636
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	8%
[444]
Holdings [Text Block]		[445]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[3]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[4]
*	Includes derivatives, if applicable.

[5]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[6]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[7]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[8]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[9]
*	Includes derivatives, if applicable.

[10]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[11]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[12]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[13]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[14]
*	Includes derivatives, if applicable.

[15]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[16]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[17]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[18]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[19]
*	Includes derivatives, if applicable.

[20]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[21]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[22]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[23]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[24]
*	Includes derivatives, if applicable.

[25]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[26]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[27]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[28]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[29]
*	Includes derivatives, if applicable.

[30]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[31]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[32]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[33]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[34]
*	Includes derivatives, if applicable.

[35]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[36]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[37]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[38]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[39]
*	Includes derivatives, if applicable.

[40]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[41]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[42]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[43]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[44]
*	Includes derivatives, if applicable.

[45]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[46]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[47]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[48]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[49]
*	Includes derivatives, if applicable.

[50]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[51]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[52]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[53]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[54]
*	Includes derivatives, if applicable.

[55]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[56]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[57]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[58]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[59]
*	Includes derivatives, if applicable.

[60]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[61]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[62]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[63]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[64]
*	Includes derivatives, if applicable.

[65]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[66]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[67]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[68]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[69]
*	Includes derivatives, if applicable.

[70]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[71]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[72]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[73]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[74]
*	Includes derivatives, if applicable.

[75]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[76]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[77]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[78]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[79]
*	Includes derivatives, if applicable.

[80]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[81]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[82]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[83]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[84]
*	Includes derivatives, if applicable.

[85]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[86]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[87]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[88]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[89]
*	Includes derivatives, if applicable.

[90]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[91]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[92]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[93]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[94]
*	Includes derivatives, if applicable.

[95]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[96]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[97]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[98]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[99]
*	Includes derivatives, if applicable.

[100]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[101]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[102]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[103]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[104]
*	Includes derivatives, if applicable.

[105]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[106]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[107]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[108]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[109]
*	Includes derivatives, if applicable.

[110]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[111]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[112]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[113]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[114]
*	Includes derivatives, if applicable.

[115]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[116]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[117]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[118]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[119]
*	Includes derivatives, if applicable.

[120]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[121]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[122]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[123]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[124]
*	Includes derivatives, if applicable.

[125]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[126]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[127]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[128]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[129]
*	Includes derivatives, if applicable.

[130]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[131]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[132]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[133]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[134]
*	Includes derivatives, if applicable.

[135]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[136]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[137]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[138]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[139]
*	Includes derivatives, if applicable.

[140]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[141]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[142]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[143]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[144]
*	Includes derivatives, if applicable.

[145]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[146]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[147]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[148]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[149]
*	Includes derivatives, if applicable.

[150]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[151]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[152]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[153]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[154]
*	Includes derivatives, if applicable.

[155]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[156]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[157]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[158]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[159]
*	Includes derivatives, if applicable.

[160]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[161]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[162]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[163]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[164]
*	Includes derivatives, if applicable.

[165]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[166]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[167]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[168]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[169]
*	Includes derivatives, if applicable.

[170]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[171]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[172]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[173]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[174]
*	Includes derivatives, if applicable.

[175]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[176]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[177]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[178]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[179]
*	Includes derivatives, if applicable.

[180]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[181]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[182]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[183]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[184]
*	Includes derivatives, if applicable.

[185]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[186]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[187]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[188]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[189]
*	Includes derivatives, if applicable.

[190]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[191]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[192]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[193]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[194]
*	Includes derivatives, if applicable.

[195]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[196]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[197]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[198]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[199]
*	Includes derivatives, if applicable.

[200]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[201]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[202]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[203]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[204]
*	Includes derivatives, if applicable.

[205]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[206]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[207]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[208]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[209]
*	Includes derivatives, if applicable.

[210]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[211]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[212]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[213]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[214]
*	Includes derivatives, if applicable.

[215]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[216]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[217]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[218]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[219]
*	Includes derivatives, if applicable.

[220]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[221]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[222]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[223]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[224]
*	Includes derivatives, if applicable.

[225]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[226]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[227]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[228]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[229]
*	Includes derivatives, if applicable.

[230]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[231]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[232]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[233]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[234]
*	Includes derivatives, if applicable.

[235]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[236]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[237]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[238]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[239]
*	Includes derivatives, if applicable.

[240]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[241]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[242]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[243]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[244]
*	Includes derivatives, if applicable.

[245]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[246]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[247]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[248]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[249]
*	Includes derivatives, if applicable.

[250]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[251]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[252]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[253]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[254]
*	Includes derivatives, if applicable.

[255]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[256]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[257]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[258]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[259]
*	Includes derivatives, if applicable.

[260]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[261]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[262]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[263]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[264]
*	Includes derivatives, if applicable.

[265]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[266]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[267]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[268]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[269]
*	Includes derivatives, if applicable.

[270]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[271]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[272]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[273]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[274]
*	Includes derivatives, if applicable.

[275]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[276]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[277]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[278]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[279]
*	Includes derivatives, if applicable.

[280]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[281]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[282]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[283]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[284]
*	Includes derivatives, if applicable.

[285]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[286]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[287]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[288]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[289]
*	Includes derivatives, if applicable.

[290]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[291]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[292]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[293]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[294]
*	Includes derivatives, if applicable.

[295]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[296]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[297]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[298]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[299]
*	Includes derivatives, if applicable.

[300]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[301]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[302]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[303]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[304]
*	Includes derivatives, if applicable.

[305]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[306]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[307]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[308]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[309]
*	Includes derivatives, if applicable.

[310]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[311]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[312]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[313]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[314]
*	Includes derivatives, if applicable.

[315]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[316]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[317]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[318]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[319]
*	Includes derivatives, if applicable.

[320]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[321]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[322]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[323]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[324]
*	Includes derivatives, if applicable.

[325]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[326]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[327]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[328]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[329]
*	Includes derivatives, if applicable.

[330]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[331]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[332]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[333]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[334]
*	Includes derivatives, if applicable.

[335]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[336]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[337]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[338]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[339]
*	Includes derivatives, if applicable.

[340]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[341]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[342]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[343]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[344]
*	Includes derivatives, if applicable.

[345]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[346]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[347]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[348]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[349]
*	Includes derivatives, if applicable.

[350]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[351]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[352]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[353]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[354]
*	Includes derivatives, if applicable.

[355]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[356]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[357]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[358]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[359]
*	Includes derivatives, if applicable.

[360]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[361]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[362]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[363]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[364]
*	Includes derivatives, if applicable.

[365]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[366]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[367]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[368]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[369]
*	Includes derivatives, if applicable.

[370]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[371]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[372]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[373]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[374]
*	Includes derivatives, if applicable.

[375]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[376]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[377]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[378]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[379]
*	Includes derivatives, if applicable.

[380]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[381]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[382]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[383]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[384]
*	Includes derivatives, if applicable.

[385]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[386]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[387]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[388]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[389]
*	Includes derivatives, if applicable.

[390]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[391]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[392]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[393]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[394]
*	Includes derivatives, if applicable.

[395]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[396]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[397]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[398]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[399]
*	Includes derivatives, if applicable.

[400]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[401]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[402]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[403]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[404]
*	Includes derivatives, if applicable.

[405]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[406]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[407]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[408]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[409]
*	Includes derivatives, if applicable.

[410]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[411]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[412]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[413]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[414]
*	Includes derivatives, if applicable.

[415]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[416]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[417]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[418]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[419]
*	Includes derivatives, if applicable.

[420]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[421]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[422]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[423]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[424]
*	Includes derivatives, if applicable.

[425]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[426]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[427]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[428]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[429]
*	Includes derivatives, if applicable.

[430]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[431]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[432]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[433]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[434]
*	Includes derivatives, if applicable.

[435]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[436]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[437]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[438]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[439]
*	Includes derivatives, if applicable.

[440]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.

[441]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[442]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[443]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[444]
*	Includes derivatives, if applicable.

[445]
Short-Term Fund and Cash Equivalents, if any, represents temporary investments in the Putnam Government Money Market Fund and any cash or cash equivalents. Holdings and allocations may vary over time.